Cover Page	Nov. 02, 2020	Aug. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag		false
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	Masonite International Corporation
Entity Incorporation, State or Country Code		A1
Entity File Number	001-11796
Entity Tax Identification Number	98-0377314
Entity Address, Address Line One	2771 Rutherford Road
Entity Address, City or Town	Concord
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4K 2N6
Entity Address, Country	CA
City Area Code	800
Local Phone Number	895-2723
Title of 12(b) Security	Common Stock (no par value)
Trading Symbol	DOOR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0000893691